Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 30, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Trust For Credit Unions (the “Trust”)

 Registration Nos. 033-18781 and 811-5407

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 48 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 50 under the Investment Company Act of 1940 , as amended (the “1940 Act”), to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The primary purpose of the Amendment is to convert the Money Market Portfolio of the Trust to a government money market fund, in accordance with the recent amendments to Rule 2a-7 under the 1940 Act. As a result, the Portfolio is also changing its name to the Government Money Market Portfolio as of the effective date of the Amendment.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-2897.

Sincerely,

/s/ Frances V. Ryan
Frances V. Ryan

Enclosures